SHARE-BASED PAYMENTS - Narrative (Details)		6 Months Ended	12 Months Ended
	Mar. 25, 2021 GBP (£)	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£)
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				8,320,948	13,975,993
Vesting period				5 years
Percent of shares to be released each year (percent)		33.00%		20.00%
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)				£ 0.36
Granted (in shares)				83,456,304
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings				£ 500
Time period to use savings				6 months
Discounted market price of shares (in percent)				80.00%
Weighted average exercised price, vested (in GBP per option) | £ / shares				£ 0.47	£ 0.61
Weighted average remaining contractual life of outstanding share options				2 years 5 months 15 days	2 years 11 months 23 days
Weighted average fair value at measurement date, share options granted (in GBP per share)				£ 0.09	£ 0.05
SAYE | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement				3 years
Save As You Earn 2020 And 2021 Plans
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Discounted market price of shares (in percent)				90.00%
Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average exercised price, vested (in GBP per option) | £ / shares				£ 0.44	£ 0.36
Weighted average remaining contractual life of outstanding share options				4 years 3 months 18 days	4 years 1 month 6 days
Weighted average fair value at measurement date, share options granted (in GBP per share)				£ 0.45	£ 0.33
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Performance period for vesting				3 years
Maximum number of shares to be awarded, percentage of annual salary				300.00%
Maximum number of shares to be awarded, exceptional circumstances, percentage of annual salary				400.00%
Weighted average fair value at measurement date, share options granted (in GBP per share)					0.28
Lloyds Banking Group long-term incentive plan | 2018
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)				33.75%
Lloyds Banking Group long-term incentive plan | Performance 2019
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)			41.80%
Group Chief Executive Buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)						£ 0.40
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to free shares scheme				£ 3,600
Employer contribution to free shares scheme	£ 1,017				£ 676
Number of other equity instruments granted in share-based payment arrangement (in shares)				67,658,976	45,612,424
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share)				£ 0.42	£ 0.30
Free share awards | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement				3 years
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				46,621,026	62,262,140
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share)				£ 0.44	£ 0.34
Maximum employer contribution to matching shares scheme				£ 45